Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of Lease Costs
The components of lease expense are as follows:

	Twelve Months Ended December 31,
	2024	2023

Operating lease cost	$10,289	$9,225
Finance lease cost:
Amortization of right-of-use assets	92	150
Interest on lease liabilities	9	14
Finance lease cost	$101	$164
Short-term lease cost [1]	4,423	6,168
Total lease expense	$14,813	$15,557
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(1)Includes variable lease costs, which are not significant.
Supplemental cash flow information related to leases is as follows:

	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,797	$8,843
Financing cash flows from finance leases	$107	$154

Summary of Assets and Liabilities, Lessee
Supplemental balance sheet information related to leases is as follows:

	Balance Sheet Location	December 31, 2024	December 31, 2023
Operating Leases
Right-of-use assets, net	Operating lease right-of-use asset, net	$29,931	$31,165

Current liabilities	Current operating lease liabilities	8,033	7,502
Non-current liabilities	Long-term operating lease liabilities	22,795	24,417
Total operating lease liabilities		$30,828	$31,919

Finance Leases
Right-of-use assets, net	Other assets	$97	$205

Current liabilities	Accrued liabilities and other	57	108
Non-current liabilities	Other long-term liabilities	37	107
Total finance lease liabilities		$94	$215

Weighted Average Remaining Lease Term
Operating leases		6.7 years	7.1 years
Finance leases		1.7 years	3.0 years
Weighted Average Discount Rate
Operating leases		12.7%	11.3%
Finance leases		8.6%	6.6%

Summary of Finance Lease, Liability, Maturity
Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancelable leases, are as follows:

Year Ending December 31,	Operating	Financing	Total
2025	$11,184	$63	$11,247
2026	8,582	30	8,612
2027	5,461	8	5,469
2028	3,972	1	3,973
2029	3,051	—	3,051
Thereafter	14,904	—	14,904
Total lease payments	$47,154	$102	$47,256
Less: Imputed interest	(16,326)	(8)	(16,334)
Present value of lease liabilities	$30,828	$94	$30,922

Summary of Lessee, Operating Lease, Liability, Maturity
Anticipated future lease costs, which are based in part on certain assumptions to approximate minimum annual rental commitments under non-cancelable leases, are as follows:

Year Ending December 31,	Operating	Financing	Total
2025	$11,184	$63	$11,247
2026	8,582	30	8,612
2027	5,461	8	5,469
2028	3,972	1	3,973
2029	3,051	—	3,051
Thereafter	14,904	—	14,904
Total lease payments	$47,154	$102	$47,256
Less: Imputed interest	(16,326)	(8)	(16,334)
Present value of lease liabilities	$30,828	$94	$30,922